Related Parties	12 Months Ended
Dec. 31, 2024
Statement [LineItems]
Related Parties
20.	RELATED PARTIES
A related party is a person or entity that is related to the Bank:

•	has control or joint control of the Bank;

•	has significant influence over the Bank;

•	is a member of the key management personnel of the Bank or of the parent of the Bank;

•	members of the same group;

•	one entity is an associate (or an associate of a member of a group of which the other entity is a member).
Key management personnel are those persons having authority and responsibility for planning, directing and controlling the activities of the Bank, directly or indirectly. The Bank considers as key management personnel, for the purposes of IAS 24, the members of the Board of Directors and the senior management members of the Risk Management Committee, the Assets and Liabilities Committee and the Senior Credit Committee.

The amounts balances as of December 31, 2024 and 2023 and the profit or loss for the fiscal years ended December 31, 2024, 2023 and 2022, related to transactions generated with related parties are as follows:

	As of December 31, 2024
	Main subsidiaries (1)					Associates	Key management personnel (3)	Other related parties	Total
	Macro Bank Limited	Macro Securities SAU (2)	Argenpay SAU	Fintech SGR	Macro Agro SAU (formerly known as Comercio Interior SAU)
Assets
Cash and deposits in banks	8,738								8,738
Debt securities at fair value through profit or loss								376,900	376,900
Derivative instruments								12,057	12,057
Other financial assets				24,906,035		2,547	94,447	630,420	25,633,449
Loans and other financing (4)
Documents								513,202	513,202
Overdrafts						3,810	588	30,793,756	30,798,154
Credit cards						3,443	777,517	278,210	1,059,170
Financial leases					244			35,980	36,224
Personal loans							10,803		10,803
Mortgage loans							1,171,958		1,171,958
Other (5)							2,448,491	22,604,413	25,052,904
Guarantees granted								28,913,080	28,913,080

Total assets	8,738			24,906,035	244	9,800	4,503,804	84,158,018	113,586,639

Liabilities
Deposits		72,405,682	1,442,672	3,407	5,577,942	316,811	68,984,444	39,668,046	188,399,004
Other financial liabilities						286	478,518	7,119,603	7,598,407
Subordinated corporate bonds		157,267		1,389,194	157,267				1,703,728
Other non-financial liabilities				159,996				3,224,075	3,384,071

Total liabilities		72,562,949	1,442,672	1,552,597	5,735,209	317,097	69,462,962	50,011,724	201,085,210

Income / (loss)
Interest income		85,005			10,931	246,038	2,014,155	13,945,116	16,301,245
Interest expense		(229,720)			(442,496)	(78,030)	(406,676)	(1,473,187)	(2,630,109)
Commissions income		168,533		9,150		3,532	993	844,143	1,026,351
Commissions expense				(183,217)		(201,201)	(343)	(289,264)	(674,025)
Net loss from measurement of financial instruments at fair value through profit or loss								(659,630)	(659,630)
Other operating income			89	8,019,956	15,702	40,384	85,898	96,363	8,258,392
Administrative expense						(4,281,996)		(3,237,144)	(7,519,140)
Other operating expense								(1,178,114)	(1,178,114)

Total income / (loss)		23,818	89	7,845,889	(415,863)	(4,271,273)	1,694,027	8,048,283	12,924,970

(1)	These transactions are eliminated during the consolidation process.
(2)	It includes the amounts from its subsidiary Macro Fondos SGFCISA.
(3)	Includes close family members of the key management personnel.
(4)
The maximum financing amount for Loans and other financing as of December 31, 2024 for Macro Securities SAU, Macro Agro SAU (formerly known as Comercio Interior SAU), Associates, Key management personnel and Other related parties amounted to
12,464,865
,
53,200, 901,801
, 6,970,588 and 162,136,926, respectively.

(5)	It is related to Loans and other financing not disclosed in other items, mainly Other loans, Financing of foreign exchange transactions and Loans with government securities.

	As of December 31, 2023
	Main subsidiaries (1)					Associates	Key management personnel (3)	Other related parties	Total
	Macro Bank Limited	Macro Securities SAU (2)	Argenpay SAU	Fintech SGR	Macro Agro SAU (formerly known as Comercio Interior SAU)
Assets
Cash and deposits in banks	14,107								14,107
Other financial assets				18,131,257			2,347,370	15,547,909	36,026,536
Loans and other financing (4)
Documents								2,797,148	2,797,148
Overdrafts							560,776	5,797,075	6,357,851
Credit cards							1,317,786	281,007	1,598,793
Financial leases					67,454			112,370	179,824
Personal loans							12,112		12,112
Mortgage loans							2,748,033		2,748,033
Other (5)							823,604	12,798,670	13,622,274
Guarantees granted								57,396,800	57,396,800

Total assets	14,107			18,131,257	67,454		7,809,681	94,730,979	120,753,478

Liabilities
Deposits		34,374,006	563,037	53,746	24,324	662,700	53,711,971	47,245,271	136,635,055
Liabilities at fair value through profit or loss								30,089,947	30,089,947
Other financial liabilities							11,124,446	2,078,449	13,202,895
Issued corporate bonds		6,282,441							6,282,441
Subordinated corporate bonds				1,702,239	268,775				1,971,014
Other non-financial liabilities								5,491,426	5,491,426

Total liabilities		40,656,447	563,037	1,755,985	293,099	662,700	64,836,417	84,905,093	193,672,778

Income / (loss)
Interest income		517,247			31,201		4,171,628	12,375,032	17,095,108
Interest expense						(199,589)	(445,584)	(243,867)	(889,040)
Commissions income		168,351		124,700		2,591	1,034	1,230,125	1,526,801
Commissions expense				(100,215)			(229)	(221,019)	(321,463)
Other operating income		468,825	70	20,386,064	6,729	847	44	134,031	20,996,610
Administrative expense						(2,060,562)	(1,152)	(3,337,513)	(5,399,227)
Other operating expense		(22)					(1,091)	(1,170,416)	(1,171,529)

Total income / (loss)		1,154,401	70	20,410,549	37,930	(2,256,713)	3,724,650	8,766,373	31,837,260

(1)	These transactions are eliminated during the consolidation process.
(2)	It includes the amounts from its subsidiary Macro Fondos SGFCISA.
(3)	Includes close family members of the key management personnel.
(4)
The maximum financing amount for Loans and other financing as of December 31, 2023 for Macro Securities SAU, Macro Agro SAU (formerly known as Comercio Interior SAU), Key management personnel and Other related parties amounted to 47,118,241, 149,172, 8,193,389 and 112,177,914, respectively.

(5)	It is related to Loans and other financing not disclosed in other items, mainly Other loans, Financing of foreign exchange transactions and Loans with government securities.

	As of December 31, 2022
	Main subsidiaries (1)				Associates	Key management personnel (3)	Other related parties	Total
	Macro Bank Limited	Macro Securities SAU (2)	Argenpay SAU	Fintech SGR
Income / (loss)
Interest income		29,316				1,993,086	13,449,390	15,471,792
Interest expense					(155,767)	(708,330)	(468,115)	(1,332,212)
Commissions income		169,513		5,371	2,340	414	712,507	890,145
Commissions expense				(72,201)		(346)	(7,751)	(80,298)
Other operating income	34		271	8,847,840			353	8,848,498
Credit loss expense on financial assets		(2,536)						(2,536)
Administrative expense					(747,146)	(48,588)	(3,176,353)	(3,972,087)
Other operating expense		(98,404)					(480,315)	(578,719)

Total income / (loss)	34	97,889	271	8,781,010	(900,573)	1,236,236	10,029,716	19,244,583

(1)	These transactions are eliminated during the consolidation process.
(2)	It includes the amounts from its subsidiary Macro Fondos SGFCISA.
(3)	Includes close family members of the key management personnel.
Transactions generated by the Bank with its related parties for arranged transactions within the course of the usual and ordinary course of business were performed in normal market conditions, both as to interest rates and prices and as to the required guarantees.
The Bank does not have loans granted to directors and other key management personnel secured with shares.
Total remunerations received as salary and bonus by the key management personnel as of December 31, 2024, 2023 and 2022 amounted to 7,522,419, 7,147,653 and 7,167,871, respectively.
In addition, fees received by the Directors as of December 31, 2024, 2023 and 2022 amounted to 35,703,146, 17,582,099 and 12,224,559, respectively.
Additionally, the composition of the Board of Directors and key management personnel of the Bank and its subsidiaries is as follows:

Composition	12/31/2024	12/31/2023
Board of Directors	23	22
Senior managers of the key management personnel	10	12

Total	33	34